LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2020
Disclosure Of Loans Receivables [Abstract]
LOANS RECEIVABLE [Text Block]

6. LOANS RECEIVABLE

On October 16, 2017, the Company issued a note receivable to Revelo Resources Corp. ("RVL" or "Revelo"), a former related party by way of a common director and common officer for the principal amount of $400. The note was due on December 31, 2017, together with accrued interest at a rate of 1% per month and a bonus of $20. During the year ended December 31, 2020, RVL repaid the loan, accumulated interest, and bonus amount for total proceeds of $526.

On November 25, 2019 the Company entered into a loan agreement with Norden Crown Metals Corp. (formerly Boreal Metals Corp.) ("NCM") whereby the Company loaned $800 to NCM for one year. NCM will pay an annual effective interest rate of  8.08% with a loan fee equal to 5% of the loan amount ($40) and is payable on maturity. The Company has the option to elect to receive the loan fee in shares of NCM at not less than the market price of NCM common shares in accordance with TSX-V Policy. NCM is granting security to EMX in connection with the loan consisting of: i) a pledge of the issued and outstanding shares of Iekelvare Minerals AB ("Iekelvare"), a wholly-owned subsidiary of NCM; ii) a guarantee of the loan by Iekelvare; and iii) the obligation to transfer the Gumsberg License (or the issued and outstanding shares of Iekelvare) to the Company if the loan is in default.

In August 2020 the Company entered into an amended credit facility agreement with NCM. The Company received an aggregate 7,368,304 units of NCM and each unit consisted of one common share in the capital of NCM and one common share purchase warrant, with each warrant being exercisable at a price of $0.11 for a period of 24 months from the date of issuance.  In return for the units received, the parties agreed to reduce the principal amount of debt to $482 with interest accruing on the new principal from the date of the amended agreement at a rate of 0.65% per month, compounded monthly, as well as a six month extension of the maturity date to May 25, 2021.  As at December 31, 2020, the balance of the loan including interest was $500 (December 31, 2019 - $846).

	December 31,2020	December 31, 2019
Revelo Resources Corp.	$—	$526
Norden Crown Metals Corp.	500	846
Total	$500	$1,372